Goodwill impairment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Changes in goodwill
Goodwill	¥ 312,464	¥ 336,326		$ 44,010
BZ and BLT
Changes in goodwill
Goodwill	35,212	13,155	¥ 0
Brand Management
Changes in goodwill
Goodwill	0
E-Commerce
Changes in goodwill
Goodwill	312,464	¥ 336,326	¥ 397,904
E-Commerce | BolTone
Changes in goodwill
Goodwill	75,761
E-Commerce | Morefun
Changes in goodwill
Goodwill	59,090
E-Commerce | eFashion
Changes in goodwill
Goodwill	135,515
E-Commerce | Mansen
Changes in goodwill
Goodwill	10,588
E-Commerce | Baozun
Changes in goodwill
Goodwill	¥ 79,877